Line of Credit (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Key Characteristics of Lines of Credit
The following table provides a summary of the key characteristics of the Credit Agreement as of December 31, 2021:

Current Balance	$500.0
Maximum Capacity (in millions)	$500.0
Inception Date	September 20, 2018
Maturity Date	September 20, 2022	(1)
Extension Option	Yes	(1)
Eurodollar Applicable Rate Range	0.85% - 1.05%
ABR Applicable Rate Range	0.85% - 1.05%
Unused Fee(2)	0.20% per annum
(1)On July 16, 2021, the Account exercised its option to extend the commitment terms until September 20, 2022, with one consecutive twelve month extension option remaining. The Account may request an additional $250.0 million in commitments from the lenders at any time; however, this request is subject to approval at the sole discretion of the lenders and is not a guarantee that an expansion beyond the original $500.0 million commitment will be granted.
(2)The Account is charged a fee on the unused portion of the Credit Agreement.